SCHEDULE OF PRO FORMA CONDENSED BALANCE SHEET (Details) - USD ($)	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Common stock, value	$ 449		$ 83			$ 110
Common Stock, Par or Stated Value Per Share	$ 0.0001		$ 0.0001			$ 0.0001
Common Stock, Shares Authorized	1,000,000,000		1,000,000,000			1,000,000,000
Common Stock, Shares, Outstanding	4,491,321		838,584			22,285
Additional paid-in capital	$ 138,414,479		$ 125,772,412			$ 115,596,929
Accumulated deficit	(131,308,810)		(127,101,038)			(113,994,449)
Total stockholders’ equity (deficit)	$ 7,106,120	$ 6,223,982	(1,328,541)	$ 2,728,340	$ 2,979,628	1,602,592	$ (7,453,174)
Common Stock [Member]
Common Stock, Shares, Outstanding	5,726,930
Total stockholders’ equity (deficit)	$ 449	$ 413	83		$ 3	2
Pro Forma [Member]
Common stock, value
Additional paid-in capital	27,102,500
Accumulated deficit
Total stockholders’ equity (deficit)	27,102,500
Revision of Prior Period, Adjustment [Member]
Common stock, value	449
Additional paid-in capital	165,516,979
Accumulated deficit	(131,308,810)
Total stockholders’ equity (deficit)	34,208,620
Series A Convertible Preferred Stock [Member]
Preferred stock, value	$ 1		$ 1			$ 1
Preferred stock, par value	$ 0.0001		$ 0.0001			$ 0.0001
Preferred Stock, Shares Authorized	6,300		6,300			6,300
Preferred stock, shares outstanding	6,300		6,300			6,300
Preferred stock, shares issued	6,300		6,300			6,300
Series A Convertible Preferred Stock [Member] | Pro Forma [Member]
Preferred stock, value
Series A Convertible Preferred Stock [Member] | Revision of Prior Period, Adjustment [Member]
Preferred stock, value	1
Series C Convertible Preferred Stock [Member]
Preferred stock, value	$ 1		$ 1			$ 1
Preferred stock, par value	$ 0.0001		$ 0.0001			$ 0.0001
Preferred Stock, Shares Authorized	5,761		5,761
Preferred stock, shares outstanding	1,344		4,786
Preferred stock, shares issued	1,344		4,786
Series C Convertible Preferred Stock [Member] | Pro Forma [Member]
Preferred stock, value
Series C Convertible Preferred Stock [Member] | Revision of Prior Period, Adjustment [Member]
Preferred stock, value	$ 1